RESTRUCTURING COST	12 Months Ended
Dec. 31, 2012
RESTRUCTURING COST [Abstract]
RESTRUCTURING COST
NOTE 11:-	RESTRUCTURING COST

During the fourth quarters of 2012 and 2011, the Company initiated restructuring plans to improve its operating efficiency at its various operating sites and to reduce its operating expenses. As a result of the restructuring plans the Company recognized $ 315 and $ 1,037 of employee contract termination costs on its statement of operations included at "Impairment of goodwill and intangible assets and restructuring costs" for the years ended December 31, 2012 and 2011, respectively. The restructuring expenses for the 2011 plan were fully paid in 2012. The Company anticipates that the total accrued restructuring expenses for the 2012 plan will be paid out in cash through fiscal year 2013.